Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
Fair Value of Financial Instruments
The Company’s financial assets and liabilities that are measured at fair value are based on level 1 applying quoted market prices and level 2 applying the income approach method, which estimates the fair value based on expected cash flows discounted to the present net value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2025, and December 31, 2024:

	December 31, 2025		December 31, 2024
	Level 1	Level 2	Level 1	Level 2
Financial instruments (current asset)	157	222	40	1,328
Financial instruments (non-current asset)	17,444	5,865	16,461	16,907
Financial instruments (current liability)	476	891	320	8
Financial instruments (non-current liability)	—	6,651	—	4,625

21.1 Total debt
The fair value of bank loans and notes payable is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for the debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2025 and December 31, 2024, which is considered to be level 1 in the fair value hierarchy.

	December 31, 2025		December 31, 2024
Carrying value	Ps.	147,666	Ps.	148,204
Fair value		137,836		132,174

21.2 Interest rate swaps
The Company uses interest rate swaps to offset the interest rate risk associated with its borrowings, under which it pays amounts based on a fixed rate and receives amounts based on a floating rate. These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. The fair value is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash flow currency, and expresses the net result in the reporting currency. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until the hedged amount is recorded in the consolidated income statements.
As of December 31, 2025, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2025		December 31, 2025
2027	Ps.	2,278	Ps.	(29)	Ps.	—
2032		8,983		(1,200)		—
As of December 31, 2024, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	2,339	Ps.	—	Ps.	1
2032		10,134		(1,784)		—

The net effect of expired contracts treated as hedges is recognized as interest expense within the consolidated income statements.
21.3 Forward agreements to purchase foreign currency
The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations between the Mexican peso and other currencies. Foreign exchange forward contracts measured at fair value are designated hedging instruments in cash flow hedges of forecast inflows in euros and forecast purchases of raw materials in U.S. dollars. These forecast transactions are considered highly probable.
These instruments are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. The price agreed in the instrument is compared to the current price of the market forward currency and is discounted to the present value of the rate curve of the relevant currency. Changes in the fair value of these forwards are recorded as part of cumulative other comprehensive income, net of taxes. Net gain/loss on expired contracts is recognized as part of the cost of goods sold when the raw material is included in sale transactions, and as a part of foreign exchange when the inflow in the foreign currency is received.
As of December 31, 2025, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2025		December 31, 2025
2026	Ps.	10,533	Ps.	(653)	Ps.	34

As of December 31, 2024, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	8,052	Ps.	(138)	Ps.	560

21.4 Cross-currency swaps
The Company has contracted for several cross-currency swaps to reduce the risks of exchange rate and interest rate fluctuations associated with its borrowings denominated in U.S. dollars and other foreign currencies. Cross-currency swaps contracts are designated as hedging instruments through which the Company changes the debt profile to its functional currency to reduce exchange exposure and interest rate.
These instruments are recognized in the consolidated statement of financial position at their estimated fair value which is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash foreign currency, and expresses the net result in the reporting currency. These contracts are designated as financial instruments at fair value through profit or loss. The fair values changes related to those cross-currency swaps are recorded under the caption “market value gain (loss) on financial instruments,” net of changes related to the long-term liability, within the consolidated income statements.
The Company has cross-currency contracts designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedge amount is recorded in the consolidated income statement.
As of December 31, 2025, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2025		December 31, 2025
2026	Ps.	7,217	Ps.	(218)	Ps.	53
2027		11,913		(1,111)		130
2028		8,705		(149)		387
2029		1,327		(12)		370
2030		19,526		(550)		1,505
2032		3,683		(30)		30
2033		4,722		—		296
2035		11,797		(3,507)		—
2043		5,398		—		2,029
2050		3,471		—		1,118

As of December 31, 2024, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	4,483	Ps.	—	Ps.	679
2026		7,243		(1)		547
2027		19,300		(137)		836
2028		6,819		(211)		—
2029		2,182		—		615
2030		26,086		(68)		3,166
2033		263		(31)		—
2035		10,000		(2,248)		—
2043		12,492		—		3,588
2050		3,471		—		1,714

21.5 Commodity price contracts
The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw materials. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as cash flow hedges and the changes in the fair value are recorded as part of “cumulative other comprehensive income.”
The fair value of expired commodity price contracts was recorded in the cost of goods sold where the hedged item was recorded also in the cost of goods sold.
As of December 31, 2025, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2025		December 31, 2025
2026	Ps.	2,085	Ps.	(404)	Ps.	—
2027		1,672		(63)		—
As of December 31, 2024, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	3,108	Ps.	(183)	Ps.	6
2026		2,214		(118)		—
2027		440		(27)		—

As of December 31, 2025, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2025	December 31, 2025
2026	Ps.	1,619	Ps. (9)	Ps.	156

As of December 31, 2024, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2024	December 31, 2024
2025	Ps.	828	Ps. (2)	Ps.	33

As of December 31, 2025, the Company had no outstanding diesel price contracts.
As of December 31, 2024, the Company had the following diesel price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2025
2025	Ps.	22	Ps.	—	Ps.	—

As of December 31, 2025, the Company had no outstanding PX + MEG price contracts.
As of December 31, 2024, the Company had the following PX + MEG price contracts:

	Notional	Fair Value Liability	Fair Value Asset
Maturity Date	Amount	December 31, 2024	December 31, 2025
2025	72	(5)	—

21.6 Exchangeable Bond (Embedded derivative)
As described in Note 19, in February 2023, the Company issued an exchangeable bond for EUR 500 million linked with the remaining Heineken economic interest, which is recognized as a liability component and embedded derivative (option). The bond (liability) is measured at amortized cost, while the written option is measured at fair value with through profit and losses. At the settlement date, depending on the decision of the bondholders, the exchangeable bond and the embedded derivative will be canceled against cash or Heineken Holding N.V. shares. As of December 31, 2025, the fair value of the option amounted to Ps. 0.
21.7 Options to purchase foreign currency

The Company has executed collar strategies to reduce exposure to the risk of exchange rate fluctuations. A collar is a strategy that combines call and put options, limiting the exposure to the risk of exchange rate fluctuations in a similar way as a forward agreement.
These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Throughout the term of the contract, changes in the fair value of these options, are recorded as part of “cumulative other comprehensive income”. Net gain/(loss) on expired contracts including the net premium paid, is recognized as part of cost of goods sold when the hedged item is recorded in the consolidated income statements.

As of December 31, 2025, the Company had the following outstanding option agreements to purchase foreign currency:

	Notional		Liability		Asset
Maturity Date	Amount		December 31, 2025		December 31, 2025
2026	Ps.	1,377	Ps.	(83)	Ps.	136

As of December 31, 2024, the Company had the following outstanding option agreements to purchase foreign currency:

	Notional		Liability		Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	3,701	Ps.	(24)	Ps.	248

21.8 Net effects of expired contracts that met hedging criteria

	Impact in Consolidated
	Income Statement	December 31, 2025		December 31, 2024		December 31, 2023
Cross-currency swaps (1)	Interest expense	Ps.	—	Ps.	—	Ps.	(392)
Cross-currency swaps (1)	Foreign exchange		—		—		(747)
Swap Locks	Interest expense		14		—		—
Forward agreements to purchase foreign currency	Foreign exchange		2		(3)		180
Commodity price contracts	Cost of goods sold		231		(15)		430
Options to purchase foreign currency	Cost of goods sold		305		39		—
Forward agreements to purchase foreign currency	Cost of goods sold		406		136		(1,834)

(1)This amount corresponds to the settlement of cross-currency swaps portfolio in Brazil presented as part of the other financial activities.

21.9 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

	Impact in Consolidated
Type of Derivatives	Income Statement	December 31, 2025		December 31, 2024		December 31, 2023
Cross currency swaps and interest rate swaps	Market value gain (loss) on financial instruments	Ps.	185	Ps.	938	Ps.	141
21.10 Risk management
The Company has exposure to the following financial risks:
•Market risk;
•Interest rate risk;
•Liquidity risk; and
•Credit risk.
The Company determines the existence of an economic relationship between the hedging instruments and the hedged item based on the currency, amount and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.
In these hedging relationships, the main sources of inefficiency are:
•The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts; and
•Changes in the periods covered.
21.10.1 Market risk
Market risk is the risk that the fair value or the future cash flow of a financial instrument will fluctuate because of changes in market prices. Market prices include currency risk and commodity price risk.
The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates and commodity prices. The Company enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk, and commodity prices risk including:
•Forward agreements to purchase foreign currency to reduce its exposure to the risk of exchange rate fluctuations.
•Cross-currency swaps to reduce its exposure to the risk of exchange rate fluctuations.
•Commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw materials.
The Company tracks the fair value (mark to market) of its derivative financial instruments and its possible changes using scenario analyses.
The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
2025
FEMSA (1)	+9% MXN/USD	Ps.	—
	‑9% MXN/USD		—
	+5% CHF/EUR		85
	‑5% CHF/EUR		(85)
Coca-Cola FEMSA	+9% MXN/USD		565
	‑9% MXN/USD		(565)
	+10% BRL/USD		194
	‑10% BRL/USD		(194)
	+11% COP/USD		91
	‑11% COP/USD		(91)
	+25% ARS/USD		40
	‑25% ARS/USD		(40)
	+6% UYU/USD		25
	‑6% UYU/USD		(25)
	+3% CRC/USD		10
	-3% CRC/USD		(10)

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity

2024
FEMSA (1)	+13% MXN/USD	Ps.	15
	‑13% MXN/USD		(15)
	+5% CHF/EUR		125
	‑5% CHF/EUR		(125)
	+7% CHF/USD		7
	‑7% CHF/USD		(7)
Coca-Cola FEMSA	+13% MXN/USD		183
	‑13% MXN/USD		(183)
	+13% BRL/USD		50
	‑13% BRL/USD		(50)
	+11% COP/USD		34
	‑11% COP/USD		(34)
	+2% ARS/USD		11
	‑2% ARS/USD		(11)
	+5% UYU/USD		13
	‑5% UYU/USD		(13)
	+5% CRC/USD		14
	-5% CRC/USD		(14)

2023
FEMSA (1)	+11% MXN/USD	Ps.	9
	‑11% MXN/USD		(9)
	+7% CHF/EUR		78
	‑7% CHF/EUR		(78)
	+7% EUR/USD		(6)
	‑7% EUR/USD		6
Coca-Cola FEMSA	+11% MXN/USD		465
	‑11% MXN/USD		(465)
	+12% BRL/USD		521
	‑12% BRL/USD		(521)
	+16% COP/USD		225
	‑16% COP/USD		(225)
	+120% ARS/USD		685
	‑120% ARS/USD		(685)
	+5% UYU/USD		20
	‑5% UYU/USD		(20)
	+7% CRC/USD		15
	-7% CRC/USD		(15)

(1)Does not include Coca-Cola FEMSA.

	Change in
Cross Currency Swaps (1)	Exchange Rate	Effect on Equity		Effect on Profit or Loss
2025
FEMSA (2)	+9% MXN/USD	Ps.	—	Ps.	1,443
	‑9% MXN/USD		—		(1,443)

	+10% BRL/USD		—		227
	‑10% BRL/USD		—		(227)
	+5% PEN/USD		—		22
	‑5% PEN/USD		—		(22)
	+11% COP/USD		—		506
	‑11% COP/USD		—		(506)
	+11% CLP/USD		—		602
	‑11% CLP/USD		—		(602)
	+8% EUR/USD		—		848
	‑8% EUR/USD		—		(848)
Coca-Cola FEMSA	+9% MXN/USD		1,758		—
	‑9% MXN/USD		(1,758)		—
	+10% BRL/USD		1,209		—
	‑10% BRL/USD		(1,209)		—

2024
FEMSA (2)	+13% MXN/USD	Ps.	—	Ps.	2,424
	‑13% MXN/USD		—		(2,424)
	+13% BRL/USD		—		163
	‑13% BRL/USD		—		(163)
	+6% PEN/USD		—		16
	‑6% PEN/USD		—		(16)
	+11% COP/USD		—		434
	‑11% COP/USD		—		(434)
	+12% CLP/USD		—		709
	‑12% CLP/USD		—		(709)
Coca-Cola FEMSA	+13% MXN/USD		1,863		—
	‑13% MXN/USD		(1,863)		—
	+13% BRL/USD		2,187		—
	‑13% BRL/USD		(2,187)		—

2023
FEMSA (2)	+14% CLP/USD	Ps.	—	Ps.	678
	‑14% CLP/USD		—		(678)
	+11% MXN/USD		—		1,796
	‑11% MXN/USD		—		(1,796)
	+16% COP/USD		—		425
	‑16% COP/USD		—		(425)
	+12% BRL/USD		—		34
	‑12% BRL/USD		—		(34)
	+8% EUR/USD		—		742
	‑8% EUR/USD		—		(742)
Coca-Cola FEMSA	+11% MXN/USD		1,314		—
	‑11% MXN/USD		(1,314)		—
	+12% BRL/USD		1,683		—
	‑12% BRL/USD		(1,683)		—

(1)Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(2)Does not include Coca-Cola FEMSA.

	Change in
Net Cash in Foreign Currency (2)	Exchange Rate	Effect on Profit or Loss
2025
FEMSA (1)	+13% EUR/ +13 % USD	Ps.	4,880
	‑13% EUR/ -13 % USD		(4,880)
Coca-Cola FEMSA	+13% USD		—
	‑13% USD		—

2024
FEMSA (1)	+13% EUR/ +13 % USD	Ps.	14,855
	‑13% EUR/ -13 % USD		(14,855)
Coca-Cola FEMSA	+13% USD		1,397
	‑13% USD		(1,397)

2023
FEMSA (1)	+11% EUR/ +11 % USD	Ps.	14,617
	‑11% EUR/ -11 % USD		(14,617)
Coca-Cola FEMSA	+11% USD		1,797
	‑11% USD		(1,797)

(1)Does not include Coca-Cola FEMSA.
(2)Differential for the variation in total cash at the exchange rate as of December 31, 2024 and exchange rate sensitivity.

	Change in
Commodity Price Contracts	U.S.$ Rate	Effect on Equity
2025
Coca-Cola FEMSA	Sugar -25%	Ps.	(809)
	Aluminum -16%	Ps.	(248)

2024
Coca-Cola FEMSA	Sugar -29%	Ps.	(1,578)
	Aluminum -22%	Ps.	(189)

2023
Coca-Cola FEMSA	Sugar -29%	Ps.	(765)
	Aluminum -22%	Ps.	(2,812)

	Change in
Options to purchase foreign currency (MXN to USD)	U.S.$ Rate	Effect on Equity
2025
Coca-Cola FEMSA	(9)%	Ps.	(168)
2024
Coca-Cola FEMSA	(13)%	Ps.	(136)
2023
Coca-Cola FEMSA	0%	Ps.	—

	Change in
Options to purchase foreign currency (BRL to USD)	U.S.$ Rate	Effect on Equity
2025
Coca-Cola FEMSA	0%	Ps.	—
2024
Coca-Cola FEMSA	(13)%	Ps.	(119)
2023
Coca-Cola FEMSA	—%	Ps.	—

	Change in
Options to purchase foreign currency (COP to USD)	U.S.$ Rate	Effect on Equity
2024
Coca-Cola FEMSA	(11)%	Ps.	(7)
2023
Coca-Cola FEMSA	(11)%	Ps.	(54)
2022
Coca-Cola FEMSA	—%	Ps.	—

21.10.2 Interest rate risk
Interest rate risk is the risk that the fair value or future cash flow of a financial instrument will fluctuate because of changes in market interest rates.
The Company is exposed to interest rate risk because it and its subsidiaries borrow funds at both fixed and variable interest rates. The risk is managed by the Company by maintaining an appropriate mix between fixed and variable rate borrowings, and by the use of the different derivative financial instruments. Hedging activities are evaluated regularly to align with interest rate views and defined risk appetite, ensuring the most cost-effective hedging strategies are applied.
The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

	Change in
Interest Rate Swap (1)	Bps.	Effect on Equity
2025
FEMSA (2)	(100 Bps.)	Ps.	(46)

2024
FEMSA (2)	(100 Bps.)	Ps.	(148)

2023
FEMSA (2)	(100 Bps.)	Ps.	(9)

(1)The sensitivity analysis effects include all subsidiaries of the Company.
(2)Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2025		2024		2023
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(243)	Ps.	(258)	Ps.	(250)
21.10.3 Liquidity risk
Each of the Company’s sub-holding companies generally finances its operational and capital requirements on an independent basis. As of December 31, 2025 and December 31, 2024, 55% and 55%, respectively of the Company’s outstanding consolidated total indebtedness was at the level of its sub-holding companies. This structure is attributable, in part, to the inclusion of third parties in the capital structure of Coca-Cola FEMSA. Currently, the Company’s management expects to continue financing its operations and capital requirements (e.g., acquisitions, investments or capital expenditures) when it is considering domestic funding at the level of its sub-holding companies, otherwise; it is generally more convenient that its foreign operations would be financed directly through the Company because of more favorable terms of its financing market conditions. Nonetheless, sub-holdings companies may decide to incur indebtedness in the future to finance their operations and capital requirements of the Company’s subsidiaries or significant acquisitions, investments or capital expenditures. As a holding company, the Company depends on dividends and other distributions from its subsidiaries to service the Company’s indebtedness.
The Company’s principal source of liquidity has generally been cash generated from its operations. The Company has traditionally been able to rely on cash generated from operations because a significant majority of the sales of Coca-Cola FEMSA and Proximity Division - Americas, Health Division and Fuel Division are on a cash or short-term credit basis, and OXXO stores can finance a significant portion of their initial and ongoing inventories with supplier credit. The Company’s principal use of cash has generally been for capital expenditure programs, acquisitions, debt repayment and dividend payments.
Ultimate responsibility for liquidity risk management rests with the Company’s board of directors, which has established an appropriate liquidity risk management framework for the management of the Company’s short-, medium- and long-term funding and liquidity requirements. The management of the Company is accountable manages liquidity risk by maintaining adequate cash reserves and continuously monitoring the forecast and actual cash flows, and with a low concentration of maturities per year.
The Company has access to credit from national and international banking institutions to meet treasury needs. The Company has the highest rating for Mexican companies (AAA) given by independent rating agencies, allowing the Company to evaluate capital markets in case it needs resources.
As part of the Company’s financing policy, management expects to continue financing its liquidity needs with cash from operations. Nonetheless, as a result of regulations in certain countries in which the Company operates, it may not be beneficially practicable to remit cash generated in local operations to fund cash requirements in other countries. If cash from operations in these countries is not sufficient to fund future working capital requirements and capital expenditures, management may decide, or be required, to fund cash requirements in these countries through local borrowings rather than remitting funds from another country. In the future the Company’s management may finance its working capital and capital expenditure needs with short-term or other borrowings.
The Company’s management continuously evaluates opportunities to pursue acquisitions or engage in joint ventures or other transactions. The Company would expect to finance any significant future transactions with a combination of cash from operations, long-term indebtedness and capital stock.
The Company’s sub-holding companies generally incur short-term indebtedness if they are temporarily unable to finance operations or meet any capital requirements with cash from operations. A significant decline in the business of any of the Company’s sub-holding companies may affect the sub-holding company’s ability to fund its capital requirements. A significant and prolonged deterioration in the economies in which the Company operates or in the Company’s businesses may affect the Company’s ability to obtain short-term and long-term credit or to refinance existing indebtedness on terms satisfactory to the Company’s management.
The Company presents the maturity dates associated with its long-term financial liabilities as of December 31, 2025, see Note 19. The Company generally makes payments associated with its long-term financial liabilities with cash generated from its operations.
The following table reflects all contractually fixed pay-offs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows from derivative financial liabilities that are in place as of December 31, 2025. Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest and excluding lease liabilities) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing on December 31, 2025.

	2026		2027		2028		2029		2030		2031 and thereafter		Total
Non-derivative financial liabilities:
Notes and bonds	Ps.	13,473	Ps.	9,324	Ps.	16,141	Ps.	5,494	Ps.	18,576	Ps.	74,511	Ps.	137,519
Loans from Banks		7,201		2,428		319		162		37		—		10,147
Derivative financial liabilities		(988)		(1,073)		238		358		955		(1,264)		(1,774)

The Company generally makes payments associated with its non-current financial liabilities with cash generated from its operations.
21.10.4 Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company only transacts with entities that are rated the equivalent of investment-grade and above. This information is supplied by independent rating agencies where available and, if not available, the Company uses other publicly available financial information and its own trading records to rate its major customers. The Company’s exposure and the credit ratings of its counterparties are continuously monitored, and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the risk management committee.
The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in cash. The Company’s maximum exposure to credit risk for the components of the consolidated statement of financial position at December 31, 2025 and December 31, 2024 is the carrying amounts, see Note 7.
The Company manages the credit risk related to its derivative portfolio by only entering into transactions with reputable and credit-worthy counterparties as well as by maintaining in some cases a Credit Support Annex (“CSA”) that establishes margin requirements, which could change upon changes to the credit ratings given to the Company by independent rating agencies. As of December 31, 2025, the Company concluded that the maximum exposure to credit risk related to derivative financial instruments is not significant given the high credit rating of its counterparties.
21.11 Excessive risk concentration
Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Company’s performance to developments affecting a particular industry.

In order to avoid excessive concentrations of risk, the Group’s policies and procedures include specific guidelines to focus on the maintenance of a diversified portfolio. Identified concentrations of credit risks are controlled and managed accordingly. Selective hedging is used within the Group to manage risk concentrations at both the relationship and industry levels.

A substantial portion of the Company’s trade payables are included in the Company’s supplier finance arrangement and are, thus, with a single counterparty rather than individual suppliers. This results in the Company being required to settle a significant amount with a single counterparty, rather than less significant amounts with several counterparties. However, the Company’s payment terms for trade payables covered by the arrangement are identical to the payment terms for other trade payables, payment terms are normally settled by the Company from 30 to 60 day terms. Management does not consider the supplier finance arrangement to result in excessive concentrations of liquidity risk, and the arrangement has been established to ease the administrative burden of managing invoices from a significant number of suppliers, rather than obtain financing.

The Company has established a supplier finance arrangement that is offered to some of the Company’s non strategic suppliers mainly in Mexico and Brazil. Participation in the arrangement is at the suppliers’ own discretion. Suppliers that participate in the supplier finance arrangement will receive early payment on invoices sent to the Company from the Company’s external finance provider. If suppliers choose to receive early payment, they pay a fee to the finance provider, to which the Company is not party. In order for the finance provider to pay the invoices, the goods must have been received or supplied and the invoices approved by the Company.
Payments to suppliers ahead of the invoice due date are processed by the finance provider and, in all cases, the Company settles the original invoice by paying the finance provider in line with the original invoice maturity date described above. Payment terms with suppliers have not been renegotiated in conjunction with the arrangement. The Company provides no security to the finance provider.
All trade payables subject to the supplier finance arrangement, included in the table below, are recorded as suppliers in the consolidated statement of financial position.

	2025		2024
Carrying amount of trade payables that are part of a supplier finance arrangement	Ps.	17,185	Ps.	10,590
Of which suppliers have received payment		8,668		22,001

2023
Ps.	2,416
823

There were no significant non-cash changes in the carrying amounts of the financial liabilities disclosed above.

21.12 Cash Flow hedges

The Company determines the existence of an economic relationship between the hedging instruments and the hedged item based on the currency, amount, and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.
In these hedging relationships, the main sources of inefficiency are:
• The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts, which is not reflected in the change in the fair value of the hedged cash flows; and
• Changes in the period hedges.
As of December 31, 2025, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months	6‑12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	3,600	2,714	—
Average exchange rate MXN/USD	19.28	19.06	—
Net exposure	1,446	617	—
Average exchange rate BRL/USD	6.00	6.07	—
Net exposure	548	322	—
Average exchange rate COP/USD	4,214.17	4,107.59	—
Net exposure	211	16	—
Average exchange rate ARS/USD	1,543.36	1,735.00	—
Net exposure	296	119	—
Average exchange rate URY/USD	43.95	41.14	—
Net exposure	169	119	—
Average exchange rate CRC/USD	529.18	520.47	—
Foreign exchange currency swap contracts
Net exposure	—	—	36,961
Average exchange rate MXN/USD	—	—	19.25
Net exposure	3,144	1,348	12,543
Average exchange rate BRL/USD	5.39	5.30	5.06
Net exposure	1,632	904	3,078
Average exchange rate COP/USD	3,750.49	3,971.39	3,970.99
Net exposure	—	—	5,495
Average exchange rate CLP/USD	—	—	862.04
Net exposure	—	—	583
Average exchange rate EUR/USD	—	—	1.09
Net exposure	—	189	—
Average exchange rate PEN/USD	—	3.71	—
Foreign exchange currency options contracts
Notional amount (in millions of pesos)	879	498
Average exchange rate MXN/USD	20.17	18.61
Interest rate risk
Interest rate swaps
Net exposure	—	—	8,983
Interest rate average BRL	—	—	0.16%
Net exposure	—	—	2
Interest rate average CLP	—	—	6.10%
Commodities risk
Aluminum	1,489	130	—
Average price (USD/Ton)	2,672.02	2,692.41	—
Sugar	1,332	752	787
Average price (USD cent/Lb)	17.64	17.49	17.94

As of December 31, 2024, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months		6‑12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	1,455	Ps.	126	Ps.	—
Average exchange rate MXN/USD		18.74		20.71		—
Net exposure		951		45		—
Average exchange rate BRL/USD		5.50		6.07		—
Net exposure		275		22		—
Average exchange rate COP/USD		4,134		4,164		—
Net exposure		517		60		—
Average exchange rate ARS/USD		1,198		1,286		—
Net exposure		169		113		—
Average exchange rate URY/USD		41.59		44.13		—
Net exposure		240		152		—
Average exchange rate CRC/USD		531.13		540.05		—
Foreign exchange currency swap contracts
Net exposure		—		—		35,064
Average exchange rate MXN/USD		—		—		20.51
Net exposure		—		—		17,903
Average exchange rate BRL/USD		—		—		5.09
Net exposure		561		593		2,761
Average exchange rate COP/USD		3,817.00		3,420.15		4,271.98
Net exposure		—		—		325
Average exchange rate CLP/USD		—		—		816.00
Net exposure		—		—		583
Average exchange rate EUR/USD		—		—		1.09
Net exposure		—		—		67
Average exchange rate PEN/USD		—		—		3.74
Foreign exchange currency options contracts
Notional amount (in millions of pesos)		568		1,127		—
Average exchange rate MXN/USD		19.55		20.61		—
Notional amount (in millions of pesos)		472		928		—
Average exchange rate BRL/USD)		5.77		6.04		—
Notional amount (in millions of pesos)		307		299		—
Average exchange rate COP/USD)		4,313.00		4,361.66		—
Interest rate risk
Interest rate swaps
Net exposure		—		—		10,134
Interest rate average BRL		—		—		0.16%
Net exposure		—		2		—
Interest rate average CLP		—		6.10%		—
Commodities risk
Aluminum		440		389		—
Average price (USD/Ton)		2,480.15		2,542.39		—
Diesel (in millions of pesos)		11		11		—

	Maturity
	1‑6 months	6‑12 months	More than 12
Average price (USD/Gallons)	2.14	2.14	—
PX+MEG	72	—	—
Average price (USD /Ton)	950.00	—	—
Sugar	3,476	1,500	787
Average price (USD cent/Lb)	19.38	19.14	17.94

As of December 31, 2025, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging
	reserve
Balances at beginning of the period	Ps.	3,121
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		(689)
Foreign exchange currency risk – Other stock		(9,164)
Interest rate risk		(30)
Commodity price contracts – Purchase of stock		—
The amounts reclassified to profit and loss:
Foreign exchange currency risk – Other stock		5,631
Interest rate risk		—
The amounts included in non-financial costs:
Foreign exchange currency risk – Purchase of stock		—
Commodity price contracts – Purchase of stock		13
Taxes due to changes in reserves during the period		1,062
Balances at the end of the period	Ps.	(56)
Impact of hedging on equity
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign exchange forward contracts		Foreign currency option		Cross-currency swaps		Interest rate swaps		Treasury Lock contracts		Commodity price contracts		Equity holders of the parent		Non-controlling interest		Total
As at January 1, 2024	Ps.	(273)	Ps.	—	Ps.	1,225	Ps.	357	Ps.	—	Ps.	(48)	Ps.	1,260	Ps.	(304)	Ps.	956
Financial instruments – purchases		41		77		(261)		—		—		88		(54)		332		278
Change in fair value of financial instruments recognized in OCI		345		36		6,898		(64)		—		(133)		7,082		3,949		11,031
Amount reclassified from OCI to profit or loss		(45)		(18)		(4,039)		—		—		(1)		(4,103)		(125)		(4,228)
Foreign currency revaluation of the net foreign operations		—		—		(2,194)		—		—		—		(2,194)		(2,842)		(5,036)
Effects of changes in foreign exchange rates		12		—		(14)		—		—		(1)		(3)		(10)		(13)
Tax effect		(105)		(31)		733		(64)		—		15		548		(415)		133
As at December 31, 2024	Ps.	(25)	Ps.	64	Ps.	2,348	Ps.	229	Ps.	—	Ps.	(80)	Ps.	2,536	Ps.	585	Ps.	3,121
Financial instruments – purchases		(176)		(34)		(219)		—		7		13		(409)		(267)		(676)
Change in fair value of financial instruments recognized in OCI		(403)		(264)		(5,064)		(30)		—		(113)		(5,874)		(3,320)		(9,194)
Amount reclassified from OCI to profit or loss		150		144		1,339		—		(7)		102		1,728		467		2,195
Foreign currency revaluation of the net foreign operations		—		—		1,535		—		—		—		1,535		1,956		3,491
Effects of changes in foreign exchange rates		22		10		(37)		—		—		(19)		(24)		(31)		(55)
Tax effect		127		45		525		(8)		—		6		695		367		1,062
As at December 31, 2025	Ps.	(305)	Ps.	(35)	Ps.	427	Ps.	191	Ps.	—	Ps.	(91)	Ps.	187	Ps.	(243)	Ps.	(56)